Intangibles	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Intangibles

18. Intangibles

	Notes	Goodwill	Concessions	Software	Research and development project	Total
Balance as of December 31, 2022		3,189	6,434	87	528	10,238
Additions		-	1,013	53	6	1,072
Disposals		-	(14)	-	-	(14)
Amortization		-	(251)	(41)	-	(292)
Transfers to held for sale (PTVI)		(68)	-	(1)	-	(69)
Translation adjustment		142	507	6	41	696
Balance as of December 31, 2023		3,263	7,689	104	575	11,631
Cost		3,263	9,394	634	575	13,866
Accumulated amortization		-	(1,705)	(530)	-	(2,235)
Balance as of December 31, 2023		3,263	7,689	104	575	11,631
Additions		-	465	54	-	519
Disposals		-	(10)	-	(5)	(15)
Amortization		-	(270)	(54)	-	(324)
Acquisition of Aliança Energia	17(c)	257	824	-	4	1,085
Translation adjustment		(482)	(1,756)	(20)	(124)	(2,382)
Balance as of December 31, 2024		3,038	6,942	84	450	10,514
Cost		3,038	8,528	579	450	12,595
Accumulated amortization		-	(1,586)	(495)	-	(2,081)
Balance as of December 31, 2024		3,038	6,942	84	450	10,514

a) Concessions – Includes the operating concession contracts of EFC and EFVM (note 15a) and the energy concession contracts for the hydroelectric plants and wind farms of Aliança Geração de Energia S.A. (note 17c).

b) Goodwill – Includes the goodwill derived from acquisition of iron ore and nickel businesses and the goodwill from the incorporation of Valepar into Vale in 2017 which was recognized on the acquisition of Vale controlling interest by Valepar, based on the expected future returns of the ferrous segment. The Company has not recognized the deferred taxes over the goodwill, since there are no differences between the tax basis and accounting basis. Annually, the Company assesses the impairment of this asset, or more frequently when an indication of impairment is identified (note 20).

c) Research and development project - Refers to in-process research and development projects and patents identified in the business combination of New Steel Global N.V. acquired in 2019. The intangible assets of research and development are not subject to amortization until the operational phase is reached. Thus, the Company annually assesses the impairment of this asset, or more frequently when an indication of impairment is identified (note 20).

Accounting policy

Intangibles are carried at acquisition cost, net of accumulated amortization and impairment charges.

The estimated useful lives are as follows:

Useful life
Railway concessions	5 to 33 years
Research and development project	19 years
Software	5 years